Debt (Details 2) (USD $)	12 Months Ended			3 Months Ended	12 Months Ended			3 Months Ended			3 Months Ended			3 Months Ended	1 Months Ended				3 Months Ended			3 Months Ended			3 Months Ended			3 Months Ended	1 Months Ended	12 Months Ended			3 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended		0 Months Ended
	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011	Sep. 28, 2012 Tyco International Finance S.A.	Sep. 28, 2012 Tyco International Finance S.A.	Sep. 27, 2013 6.0% public notes due 2013	Sep. 28, 2012 6.0% public notes due 2013	Sep. 28, 2012 6.0% public notes due 2013 Tyco International Finance S.A.	Sep. 27, 2013 4.125% public notes due 2014	Sep. 28, 2012 4.125% public notes due 2014	Sep. 28, 2012 4.125% public notes due 2014 Tyco International Finance S.A.	Sep. 27, 2013 3.375% public notes due 2015	Sep. 28, 2012 3.375% public notes due 2015	Sep. 28, 2012 3.375% public notes due 2015 Tyco International Finance S.A.	Jan. 31, 2011 3.75% public notes due 2018	Sep. 27, 2013 3.75% public notes due 2018	Sep. 28, 2012 3.75% public notes due 2018	Jan. 12, 2011 3.75% public notes due 2018	Sep. 28, 2012 3.75% public notes due 2018 Tyco International Finance S.A.	Sep. 27, 2013 8.5% public notes due 2019	Sep. 28, 2012 8.5% public notes due 2019	Sep. 28, 2012 8.5% public notes due 2019 Tyco International Finance S.A.	Sep. 27, 2013 7.0% public notes due 2019	Sep. 28, 2012 7.0% public notes due 2019	Sep. 28, 2012 7.0% public notes due 2019 Tyco International Finance S.A.	Sep. 27, 2013 6.875% public notes due 2021	Sep. 28, 2012 6.875% public notes due 2021	Sep. 28, 2012 6.875% public notes due 2021 Tyco International Finance S.A.	Jan. 31, 2011 4.625% public notes due 2023	Sep. 27, 2013 4.625% public notes due 2023	Sep. 28, 2012 4.625% public notes due 2023	Jan. 12, 2011 4.625% public notes due 2023	Sep. 28, 2012 4.625% public notes due 2023 Tyco International Finance S.A.	Jan. 31, 2011 3.75% public notes due 2018 and 4.625% public notes due 2023	Sep. 27, 2013 3.75% public notes due 2018 and 4.625% public notes due 2023	Feb. 28, 2011 6.75% public notes due 2011	Sep. 27, 2013 Commercial paper	Jun. 22, 2012 Senior line of credit dated June 22, 2012	Mar. 24, 2011 Senior line of credit due 2011	Sep. 27, 2013 Public notes	Sep. 28, 2012 Public notes	Sep. 27, 2013 Carrying amount	Sep. 28, 2012 Carrying amount
Debt Instrument [Line Items]
Debt instrument, fair value																																										$ 1,443,000,000	$ 1,443,000,000
Total amounts redeemed				2,600,000,000				656,000,000			500,000,000			242,000,000					183,000,000			386,000,000			180,000,000			245,000,000					208,000,000
Debt stated interest rate						6.00%	6.00%	6.00%	4.125%	4.125%	4.125%	3.375%	3.375%	3.375%		3.75%	3.75%	3.75%	3.75%	8.50%	8.50%	8.50%	7.00%	7.00%	7.00%	6.875%	6.875%	6.875%		4.625%	4.625%	4.625%	4.625%			6.75%
Loss (gain) on the retirement of debt	0	453,000,000	0		453,000,000
Debt principal																		250,000,000														250,000,000
Proceeds from issuance of long-term debt	0	19,000,000	497,000,000																															494,000,000
Payment of debt issuance costs															1,000,000														2,000,000
Debt discount																		1,000,000														2,000,000
Debt principal redeemed																																				516,000,000
Available line of credit under revolving credit agreement	1,000,000,000.0																																				1,000,000,000	1,000,000,000.0	750,000,000
Line of credit facility, amount outstanding	0																																				0
Revolving credit line, term																																						5 years	4 years
Description of variable interest rate basis	LIBOR
Redemption price, percentage of principal amount																														100.00%
Redemption price upon control triggering event, percentage of principal amount																																			101.00%
Debt maturing in future periods
Debt maturing in 2014	0
Debt maturing in 2015	0
Debt maturing in 2016	258,000,000
Debt maturing in 2017	0
Debt maturing in 2018	67,000,000
Debt maturing in years after 2018	1,111,000,000
Other Debt Information
Debt, weighted average interest rate	6.50%
Debt, weighted average interest rate, excluding the impact of interest rate swaps		6.50%
Loans payable and current maturities of long-term debt	20,000,000	10,000,000																																						0	0
Impact of the Company's interest rate swap agreements on reported interest expense		$ (18,000,000)	$ (22,000,000)